SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Feb. 29, 2020
Leasehold Improvements [Member]
Estimated useful lives	shorter of remaining lease period or estimated useful life
Furniture And Office Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Furniture And Office Equipment [Member] | Maximum [Member]
Estimated useful lives	5 years
Software [Member]
Estimated useful lives	3 years